Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 27, 2020
Income Tax [Line Items]
Effective income tax rate	0.38%	7.61%
Effective income tax rate reconciliation, foreign income tax rate, percent	19.00%
Tax losses carried forward	$ 122,100	$ 82,300
Amount of tax losses carried forward for which a deferred tax asset has not been recognized	492,266
Income tax payable	$ 72,252	96,900
Minimum
Income Tax [Line Items]
Income Tax Examination, Period Open Examination	2 years
Maximum
Income Tax [Line Items]
Income Tax Examination, Period Open Examination	4 years
Foreign
Income Tax [Line Items]
Tax losses carried forward	$ 495,765	$ 331,024
Tax losses carried forward	$ 3,500
Domestic
Income Tax [Line Items]
Operating loss carryforward			$ 54,459